FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis – exposure to interest rates – derivative financial instruments (Details) - Interest rate risk R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Possible 25%
Financial Instruments and Risks
Percentage increase (decrease) in interest rate	25.00%
Possible 25% | Option contract | CDI
Financial Instruments and Risks
Derivative financial liabilities	R$ (943,363)
Possible 25% | Swap contract | CDI
Financial Instruments and Risks
Derivative financial liabilities	(91,012)
Possible 25% | Swap contract | SOFR
Financial Instruments and Risks
Derivative financial liabilities	R$ (136,036)
Remote 50%
Financial Instruments and Risks
Percentage increase (decrease) in interest rate	50.00%
Remote 50% | Option contract | CDI
Financial Instruments and Risks
Derivative financial liabilities	R$ (1,868,091)
Remote 50% | Swap contract | CDI
Financial Instruments and Risks
Derivative financial liabilities	(178,459)
Remote 50% | Swap contract | SOFR
Financial Instruments and Risks
Derivative financial liabilities	(261,559)
Probable (base value) | Option contract | CDI
Financial Instruments and Risks
Derivative financial liabilities	(4,328,970)
Probable (base value) | Swap contract | CDI
Financial Instruments and Risks
Derivative financial liabilities	(1,843,087)
Probable (base value) | Swap contract | SOFR
Financial Instruments and Risks
Derivative financial liabilities	R$ (1,843,087)